INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 50,823	$ 50,823
Accumulated amortization	27,853	21,993
Amortized cost	22,970	28,830
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	42,504
Accumulated amortization	23,299	18,321
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	4,466	4,466
Accumulated amortization	2,795	2,133
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	1,327	1,107
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	432	432
Accumulated amortization	$ 432	$ 432